FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Parenthetical) (Details)				6 Months Ended		12 Months Ended
		Jun. 24, 2015 USD ($)	May. 22, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 NOK
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Repayments of credit facility				$ 20,000,000	$ 0
Line of Credit | Revolving Credit Facility | Golar
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Repayments of credit facility		$ 20,000,000
Interest Rate Swap | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative, Fixed Interest Rate				1.07%			1.07%
Interest Rate Swap | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative, Fixed Interest Rate				6.485%			6.485%
Cross Currency Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Notional amount				$ 227,193,000			NOK 1,300,000,000
Maturity dates				Oct. 31, 2017
Unrealized gain (loss) on cross currency interest rate swaps				$ 7,000,000		$ 4,200,000
Derivative, Fixed Interest Rate				6.485%			6.485%
Cross currency interest rate swap liabilities				$ 68,423,000
2012 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of high yield bonds of face value				96.27%			96.27%
2015 Norwegian Bonds | Extended Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Face amount of debt instrument			$ 150,000,000
Term of debt instrument			5 years
Variable interest rate			4.40%
2015 Norwegian Bonds | Interest Rate Swap | Extended Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions
All-in fixed interest rate			6.275%
Level 1 | 2012 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	[1]			$ 171,952,000		173,578,000
Level 1 | 2015 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt				150,000,000		0
Level 1 | Carrying Value | 2012 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	[1]			165,538,000		174,450,000
Level 1 | Carrying Value | 2015 Norwegian Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt				150,000,000		0
Level 2 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value/carrying value of interest rate swap agreements				(2,200,000)		(2,000,000)
Notional amount				$ 147,500,000		$ 211,600,000
Level 2 | Interest Rate Swap | Minimum | Designated as Hedging Instrument
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Maturity dates				Dec. 23, 2015
Level 2 | Interest Rate Swap | Maximum | Designated as Hedging Instrument
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Maturity dates				Mar. 01, 2018

[1]	2012 Norwegian bonds with a carrying value of $165.5 million and $174.5 million as of June 30, 2015 and December 31, 2014, respectively, are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2015 was $172.0 million, which is 96.27% of their face value.